Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Condensed Statements of Loss [Line Items]
REVENUE
OPERATING EXPENSES
Selling and marketing	(3,651,333)	(470,066)
General and administrative	(1,212,760)	(156,129)	(42,105)	(29,997)
LOSS FROM OPERATION	(4,864,093)	(626,195)	(42,105)	(29,997)
Equity in net income of a subsidiary
OTHER EXPENSES, NET
Interest income	22,990	2,960
Other losses, net	(336,005)	(43,257)
Total other expenses, net	(313,015)	(40,297)
LOSS BEFORE INCOME TAX	(5,177,108)	(666,492)	(42,105)	(29,997)
INCOME TAX EXPENSE
NET INCOME (LOSS)	$ (5,177,108)	$ (666,492)	$ (42,105)	$ (29,997)